Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Instruments

The effects of our derivative instruments on our condensed consolidated balance sheets were as follows:

	September 30, 2014		December 31, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
		(in millions)		(in millions)
Cash Flow Hedges:
Interest rate swaps	Other assets	$4	Other assets	$10

Non-designated Hedges:
Interest rate caps	Other assets	—	Other assets	—

The effects of our derivative instruments on our consolidated balance sheets were as follows:

	December 31, 2013		December 31, 2012
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
		(in millions)		(in millions)
Cash Flow Hedges
Interest rate swaps	Other assets	$10	N/A	$—

Non-designated Hedges
Interest rate caps(1)	Other assets	—	Other assets	—

(1)	The fair values of our interest rate caps were immaterial as of December 31, 2013 and 2012.

Earnings Effect of Derivative Instruments

Earnings Effect of Derivative Instruments

The effects of our derivative instruments on our condensed consolidated statements of operations and condensed consolidated statements of comprehensive income (loss) before any effect for income taxes were as follows:

		Nine Months Ended September 30,
	Classification of Loss Recognized	2014	2013
Cash Flow Hedges:
Interest rate swaps(1)	Other comprehensive loss	$(6)	N/A
Non-designated Hedges:
Interest rate caps	Other gain, net	—	—

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the nine months ended September 30, 2014.

The effects of our derivative instruments on our consolidated statements of operations and consolidated statements of comprehensive income (loss) before any effect for income taxes were as follows:

	Classification of Gain (Loss) Recognized	Amount of Gain (Loss) Recognized in Income
		2013	2012	2011
		(in millions)
Cash Flow Hedges
Interest rate swaps(1)	Other comprehensive income (loss)	$10	$—	$—
Interest rate caps(2)	Other gain, net	—	—	(2)

Non-designated Hedges
Interest rate caps(3)	Other gain, net	—	(1)	(1)

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the year ended December 31, 2013.
(2)	Relates to hedge ineffectiveness on the eight designated Secured Debt interest rate caps that were outstanding during the year ended December 31, 2011. No amounts were excluded from hedge effectiveness testing.
(3)	An immaterial loss was recorded during the year ended December 31, 2013.